Inventory - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	$ 5,543	$ 5,526
Work in progress	2,047	1,321
Finished goods	204	105
Provision	(1,443)	(1,084)	$ (2,134)
Total	$ 6,351	$ 5,868